Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

January 31, 2017

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Kathryn M. Hinke

RE:	Delaware Group Government Fund (the “Registrant”)
File Nos. 811-04304; 002-97889

Dear Ms. Hinke:

On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 58 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing the Amendment pursuant top Rule 485(b) under the 1933 Act for immediate effectiveness. The Registrant is filing this Amendment for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, which was filed with the SEC on November 30, 2016 pursuant to Rule 485(a) under the 1933 Act for the purposes of: (a) revising the investment strategies of the Registrant’s Delaware Core Plus Bond Fund (the “Fund”) and (b) changing the name of the Fund to Delaware Strategic Income Fund; and (ii) updating certain other information contained in the Fund’s prospectus, the statement of additional information, and Part C. In our judgment as counsel to the Registrant, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectus and statement of additional information relating to the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Michael E. Dresnin
Delaware Investments
Bruce G. Leto